Employee Benefit Plans (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Assets
Total assets at fair value	$ 5,367	$ 4,389
Level 1 [Member]
Fair Value of Assets
Total assets at fair value	5,367	4,389
Level 2 [Member]
Fair Value of Assets
Total assets at fair value
Level 3 Assets [Member]
Fair Value of Assets
Total assets at fair value
Cash and Cash Equivalents [Member]
Fair Value of Assets
Total assets at fair value		263
Cash and Cash Equivalents [Member] | Level 1 [Member]
Fair Value of Assets
Total assets at fair value		263
Cash and Cash Equivalents [Member] | Level 2 [Member]
Fair Value of Assets
Total assets at fair value
Cash and Cash Equivalents [Member] | Level 3 Assets [Member]
Fair Value of Assets
Total assets at fair value
Fixed Income Funds [Member]
Fair Value of Assets
Total assets at fair value	1,333	966
Fixed Income Funds [Member] | Level 1 [Member]
Fair Value of Assets
Total assets at fair value	1,333	966
Fixed Income Funds [Member] | Level 2 [Member]
Fair Value of Assets
Total assets at fair value
Fixed Income Funds [Member] | Level 3 Assets [Member]
Fair Value of Assets
Total assets at fair value
Equity Funds [Member]
Fair Value of Assets
Total assets at fair value	4,034	3,160
Equity Funds [Member] | Level 1 [Member]
Fair Value of Assets
Total assets at fair value	4,034	3,160
Equity Funds [Member] | Level 2 [Member]
Fair Value of Assets
Total assets at fair value
Equity Funds [Member] | Level 3 Assets [Member]
Fair Value of Assets
Total assets at fair value